Other information by nature (Details) € in Thousands	6 Months Ended
	Jun. 30, 2026 EUR (€) employee	Jun. 30, 2025 EUR (€) employee
Other information [Line Items]
Depreciation and amortization	€ (123,554)	€ (122,321)
Personnel costs	€ (287,532)	€ (266,094)
Number of employees | employee	7,600	7,450
Cost of sales
Other information [Line Items]
Depreciation and amortization	€ (8,804)	€ (8,465)
Personnel costs	(78,431)	(73,617)
Selling, general and administrative expenses
Other information [Line Items]
Depreciation and amortization	(113,067)	(112,326)
Personnel costs	(201,791)	(186,045)
Marketing expenses
Other information [Line Items]
Depreciation and amortization	(1,683)	(1,530)
Personnel costs	€ (7,310)	€ (6,432)